Fair Value Measurements - Financial Instruments Classified as Level 3 Still Held at Year End (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fixed Maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	$ 9	$ (21)
Other Comprehensive Income	0	0
Investment Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	(22)	16
Other Comprehensive Income	0	0
Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	5	5
Other Comprehensive Income	0	0
Interest rate derivatives | Derivative assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	(11)	(3)
Other Comprehensive Income	0	0
Variable annuities macro hedge program | Derivative assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	(216)	42
Other Comprehensive Income	0	0
Fixed indexed annuities hedge program | Derivative assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)		(22)
Other Comprehensive Income	0	0
Asset-backed securities | Total fixed maturities, available-for-sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	0	0
Other Comprehensive Income	(1)	(2)
Collateralized loan obligations | Total fixed maturities, available-for-sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	0	0
Other Comprehensive Income	0	(1)
Commercial mortgage-backed securities | Total fixed maturities, available-for-sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	0	0
Other Comprehensive Income	(2)	(26)
Corporate bonds | Total fixed maturities, available-for-sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	0	(2)
Other Comprehensive Income	(171)	(43)
Residential mortgage-backed securities | Total fixed maturities, available-for-sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	0	0
Other Comprehensive Income	0	(2)
Ceded market risk benefits
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	(246)	157
Other Comprehensive Income	0	0
Separate account assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Income (Loss)	3	(2)
Other Comprehensive Income	$ 0	$ 0